Schedule H, line 4(i)-Schedule of Assets (Held At End of Year) (Details) - EBP 401(k)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Notes Receivable from Participants	$ 99,023,368
Net assets available for benefits	$ 10,227,618,561
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.00%
Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 535,911,991
Brokeragelink
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	551,932,990
Collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7,597,284,682
Stable value fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	196,508,454
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	854,330,248
Separately managed accounts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	392,626,828
Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,094,286
Other liabilities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,102
US Treasury
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44,338,436
U.S. government securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	68,696,410
Government-related
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,320,202
Securitized
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	201,741,452
Corporate debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,811,580
Investment, Identifier [Axis]: AT&T Inc. 2.55%, 12/01/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 192,509
Rate of interest	2.55%
Investment, Identifier [Axis]: AT&T Inc. 2.75%, 6/01/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 704,323
Rate of interest	2.75%
Investment, Identifier [Axis]: AT&T Inc. 4.3%, 2/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 25,438
Rate of interest	4.30%
Investment, Identifier [Axis]: American Funds EuroPacific Growth | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,160,781
Investment, Identifier [Axis]: BBH Limited Duration Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,453,154
Investment, Identifier [Axis]: BMW Vehicle Owner Trust Series 2025-A A 4 4.66%, 12/27/32 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,882
Rate of interest	4.66%
Investment, Identifier [Axis]: BMW Vehicle Owner Trust Series 2025-A A3 4.56%, 9/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 511,397
Rate of interest	4.56%
Investment, Identifier [Axis]: BNP Paribas S A 4.625%, 3/13/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,068,497
Rate of interest	4.625%
Investment, Identifier [Axis]: BNP Paribas SA 4.375%, 5/12/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 578,285
Rate of interest	4.375%
Investment, Identifier [Axis]: BNP Paribas SA 5.085%, 5/09/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 637,464
Rate of interest	5.085%
Investment, Identifier [Axis]: BNP Paribas SA 5.786%, 1/13/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 737,564
Rate of interest	5.786%
Investment, Identifier [Axis]: BNP Paribas SA 5.906%, 11/19/35 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 731,641
Rate of interest	5.906%
Investment, Identifier [Axis]: Bank of America Cor p. 3.846%, 3/08/37 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,440,249
Rate of interest	3.846%
Investment, Identifier [Axis]: Bank of America Corp . 4.25%, 10/22/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 581,035
Rate of interest	4.25%
Investment, Identifier [Axis]: Bank of America Corp. 2.496%, 2/13/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 291,711
Rate of interest	2.496%
Investment, Identifier [Axis]: Bank of America Corp. 2.572%, 10/20/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 63,488
Rate of interest	2.572%
Investment, Identifier [Axis]: Bank of America Corp. 3.419%, 12/20/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 736,408
Rate of interest	3.419%
Investment, Identifier [Axis]: Bank of America Corp. 3.593%, 7/21/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 141,271
Rate of interest	3.593%
Investment, Identifier [Axis]: Bank of America Corp. 4.623%, 5/09/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 458,975
Rate of interest	4.623%
Investment, Identifier [Axis]: Bank of America Corp. 4.948%, 7/22/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 129,502
Rate of interest	4.948%
Investment, Identifier [Axis]: Bank of America Corp. 4.979%,1/24/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 452,586
Rate of interest	4.979%
Investment, Identifier [Axis]: Bank of America Corp. 5.015%, 7/22/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 62,508
Rate of interest	5.015%
Investment, Identifier [Axis]: Bank of America Corp. 5.202%, 4/25/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,163
Rate of interest	5.202%
Investment, Identifier [Axis]: Bank of America Corp. 5.288%, 4/25/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,532
Rate of interest	5.288%
Investment, Identifier [Axis]: Bank of America Corp. 6.204%, 11/10/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 162,425
Rate of interest	6.204%
Investment, Identifier [Axis]: Barclays PLC 4.836%, 5/09/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 365,590
Rate of interest	4.836%
Investment, Identifier [Axis]: Barclays PLC 5.088%, 6/20/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 346,314
Rate of interest	5.088%
Investment, Identifier [Axis]: Barclays PLC 5.501%, 8/09/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 271,277
Rate of interest	5.501%
Investment, Identifier [Axis]: Barclays PLC 5.829%, 5/09/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 481,672
Rate of interest	5.829%
Investment, Identifier [Axis]: Barclays PLC 6.49%, 9/13/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,253,861
Rate of interest	6.49%
Investment, Identifier [Axis]: Bayer AG 6.25%, 1/21/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 485,540
Rate of interest	6.25%
Investment, Identifier [Axis]: Bayer AG 6.375%, 11/21/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 747,965
Rate of interest	6.375%
Investment, Identifier [Axis]: Bayer AG 6.5%, 11/21/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 653,890
Rate of interest	6.50%
Investment, Identifier [Axis]: Boston Prope rties Inc. 3.4%, 6/21/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 334,366
Rate of interest	3.40%
Investment, Identifier [Axis]: Boston Prope rties Inc. 4.5%, 12/01/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 378,830
Rate of interest	4.50%
Investment, Identifier [Axis]: Boston Properties In c. 2.9%, 3/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 227,073
Rate of interest	2.90%
Investment, Identifier [Axis]: Boston Properties In c. 6.5%, 1/15/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 437,034
Rate of interest	6.50%
Investment, Identifier [Axis]: Boston Properties Inc. 3.25%, 1/30/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,246,469
Rate of interest	3.25%
Investment, Identifier [Axis]: Boston Properties Inc. 3.65%, 2/01/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,388
Rate of interest	3.65%
Investment, Identifier [Axis]: Boston Properties Inc. 6.75%, 12/01/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 105,159
Rate of interest	6.75%
Investment, Identifier [Axis]: British Am erican Tobacco PLC 6.421%, 8/02/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 288,153
Rate of interest	6.421%
Investment, Identifier [Axis]: British America n Tobacco PLC 2.259%, 3/25/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 217,866
Rate of interest	2.259%
Investment, Identifier [Axis]: British American To bacco PLC 2.726%, 3/25/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 236,959
Rate of interest	2.726%
Investment, Identifier [Axis]: British American Tob acco PLC 7.75%, 10/19/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 165,695
Rate of interest	7.75%
Investment, Identifier [Axis]: British American Tobacco P LC 4.742%, 3/16/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,017,842
Rate of interest	4.742%
Investment, Identifier [Axis]: British American Tobacco P LC 6.343%, 8/02/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 144,017
Rate of interest	6.343%
Investment, Identifier [Axis]: Brown Adv SCG CIT | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 75,189,012
Investment, Identifier [Axis]: Burlington N orthern Santa Fe LLC 3.442%, 6/16/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189,795
Rate of interest	3.442%
Investment, Identifier [Axis]: CVS Healt h Corp. 1.875%, 2/28/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 70,704
Rate of interest	1.875%
Investment, Identifier [Axis]: CVS Health C orp. 3.25%, 8/15/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 43,992
Rate of interest	3.25%
Investment, Identifier [Axis]: CVS Health Cor p. 3.75%, 4/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 335,183
Rate of interest	3.75%
Investment, Identifier [Axis]: CVS Health Corp . 7.0%, 3/10/55 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 674,498
Rate of interest	7.00%
Investment, Identifier [Axis]: CVS Health Corp. 2.125%, 9/15/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48,660
Rate of interest	2.125%
Investment, Identifier [Axis]: CVS Health Corp. 4.125%, 4/01/40 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 73,515
Rate of interest	4.125%
Investment, Identifier [Axis]: CVS Health Corp. 4.3%, 3/25/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 436,355
Rate of interest	4.30%
Investment, Identifier [Axis]: CVS Health Corp. 5.125%, 2/21/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 502,018
Rate of interest	5.125%
Investment, Identifier [Axis]: CVS Health Corp. 5.25%, 1/30/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 36,938
Rate of interest	5.25%
Investment, Identifier [Axis]: CVS Health Corp. 5.4%, 6/01/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 296,456
Rate of interest	5.40%
Investment, Identifier [Axis]: CVS Health Corp. 5.55%, 6/01/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,167
Rate of interest	5.55%
Investment, Identifier [Axis]: CVS Health Corp. 6.75%, 12/10/54 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 83,865
Rate of interest	6.75%
Investment, Identifier [Axis]: Capital One Financia l Corp. 5.7%, 2/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,249
Rate of interest	5.70%
Investment, Identifier [Axis]: Capital One Financial C orp. 3.75%, 7/28/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,554
Rate of interest	3.75%
Investment, Identifier [Axis]: Capital One Financial C orp. 5.463%, 7/26/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 349,747
Rate of interest	5.463%
Investment, Identifier [Axis]: Capital One Financial C orp. 7.624%, 10/30/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 445,795
Rate of interest	7.624%
Investment, Identifier [Axis]: Capital One Financial Corp. 4.927%, 5/10/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 341,283
Rate of interest	4.927%
Investment, Identifier [Axis]: Capital One Financial Corp. 6.312%, 6/08/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273,906
Rate of interest	6.312%
Investment, Identifier [Axis]: Cemex SAB de CV 3.875%, 7/11/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 336,670
Rate of interest	3.875%
Investment, Identifier [Axis]: Cemex SAB de CV 5.2%, 9/17/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 807,701
Rate of interest	5.20%
Investment, Identifier [Axis]: Cemex SAB de CV 5.45%, 11/19/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 280,215
Rate of interest	5.45%
Investment, Identifier [Axis]: Charter Co mmunications Inc. 4.25%, 1/15/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 452,333
Rate of interest	4.25%
Investment, Identifier [Axis]: Charter Co mmunications Inc. 4.8%, 3/01/50 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 76,720
Rate of interest	4.80%
Investment, Identifier [Axis]: Charter Commu nications Inc. 4.5%, 5/01/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 624,476
Rate of interest	4.50%
Investment, Identifier [Axis]: Charter Communica tions Inc. 6.55%, 5/01/37 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 165,020
Rate of interest	6.55%
Investment, Identifier [Axis]: Charter Communicat ions Inc. 4.5%, 6/01/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,129,655
Rate of interest	4.50%
Investment, Identifier [Axis]: Charter Communications Inc. 4.25%, 2/01/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,484
Rate of interest	4.25%
Investment, Identifier [Axis]: Charter Communications Inc. 4.4%, 4/01/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 138,195
Rate of interest	4.40%
Investment, Identifier [Axis]: Charter Communications Inc. 5.375%, 5/01/47 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 262,301
Rate of interest	5.375%
Investment, Identifier [Axis]: Charter Communications Inc. 5.75%, 4/01/48 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 641,847
Rate of interest	5.75%
Investment, Identifier [Axis]: Charter Communications Inc. 6.484%, 10/23/45 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,381,000
Rate of interest	6.484%
Investment, Identifier [Axis]: Charter Communications Inc. 6.75%, 6/15/39 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 441,290
Rate of interest	6.75%
Investment, Identifier [Axis]: Citigroup Inc. 4.412%, 3/31/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 318,460
Rate of interest	4.412%
Investment, Identifier [Axis]: Citigroup Inc. 4.45%, 9/29/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,938
Rate of interest	4.45%
Investment, Identifier [Axis]: Citigroup Inc. 6.174%, 5/25/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 363,174
Rate of interest	6.174%
Investment, Identifier [Axis]: Citigroup Inc. 7.257%, 10/30/40 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,822,414
Rate of interest	7.257%
Investment, Identifier [Axis]: Colombia Governmen t International 3.125%, 4/15/31 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 296,683
Rate of interest	3.125%
Investment, Identifier [Axis]: Colombia Governmen t International 7.75%, 11/07/36 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 490,005
Rate of interest	7.75%
Investment, Identifier [Axis]: Colombia Government International 7.375%, 4/25/30 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 572,194
Rate of interest	7.375%
Investment, Identifier [Axis]: Comcast Cor p. 3.4%, 4/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 112,509
Rate of interest	3.40%
Investment, Identifier [Axis]: Comcast Corp. 2.65%, 2/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 176,646
Rate of interest	2.65%
Investment, Identifier [Axis]: Comcast Corp. 4.95%, 5/15/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 154,592
Rate of interest	4.95%
Investment, Identifier [Axis]: Cox Enter prises Inc. 1.8%, 10/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,134
Rate of interest	1.80%
Investment, Identifier [Axis]: Cox Enterprises I nc. 5.45%, 9/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 245,539
Rate of interest	5.45%
Investment, Identifier [Axis]: Cox Enterprises Inc. 3.35%, 9/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 582,657
Rate of interest	3.35%
Investment, Identifier [Axis]: Cox Enterprises Inc. 3.5%, 8/15/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 145,256
Rate of interest	3.50%
Investment, Identifier [Axis]: Cox Enterprises Inc. 5.7%, 6/15/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 141,560
Rate of interest	5.70%
Investment, Identifier [Axis]: Dell Technologies In c. 6.1%, 7/15/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 142,486
Rate of interest	6.10%
Investment, Identifier [Axis]: Dillard's I nc. 7.0%, 12/01/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 105,641
Rate of interest	7.00%
Investment, Identifier [Axis]: Dillard's Inc. 7.75%, 5/15/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 46,977
Rate of interest	7.75%
Investment, Identifier [Axis]: Dillard's Inc. 7.75%, 7/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 78,654
Rate of interest	7.75%
Investment, Identifier [Axis]: Dodge & Cox Income X | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147
Investment, Identifier [Axis]: Dominion Energy Inc . 1.45%, 4/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 109,517
Rate of interest	1.45%
Investment, Identifier [Axis]: Dominion Energy Inc 5%, 6/15/2030 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 453,049
Rate of interest	5.00%
Investment, Identifier [Axis]: Dominion Energy Inc. 3.375%, 4/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,158,197
Rate of interest	3.375%
Investment, Identifier [Axis]: Dominion Energy Inc. 4.6%, 5/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,755
Rate of interest	4.60%
Investment, Identifier [Axis]: ECMC Group Student Loan Trust Series 4.824%, 4/25/74 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,631,179
Rate of interest	4.824%
Investment, Identifier [Axis]: ECMC Group Student Loan Trust Series 4.924%, 11/25/74 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,308,445
Rate of interest	4.924%
Investment, Identifier [Axis]: ECMC Group Student Loan Trust Series 5.024%, 11/27/73 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 743,534
Rate of interest	5.024%
Investment, Identifier [Axis]: Elanco Animal Health Inc. 6.65%, 8/28/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 475,152
Rate of interest	6.65%
Investment, Identifier [Axis]: Elevance Health Inc. 2.25%, 5/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 188,804
Rate of interest	2.25%
Investment, Identifier [Axis]: Elevance Health Inc. 4.5%, 10/30/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,061
Rate of interest	4.50%
Investment, Identifier [Axis]: Elevance Health Inc. 4.75%, 2/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 550,069
Rate of interest	4.75%
Investment, Identifier [Axis]: Elevance Health Inc. 5.15%, 6/15/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 82,732
Rate of interest	5.15%
Investment, Identifier [Axis]: Enel SPA 6.0%, 10/07/39 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 457,882
Rate of interest	6.00%
Investment, Identifier [Axis]: Enel SPA 6.8%, 9/15/37 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 319,947
Rate of interest	6.80%
Investment, Identifier [Axis]: FIAM US Government | Separately managed account, US Government Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 24,357,974
Investment, Identifier [Axis]: Fannie Mae Pool AL5863 30 Year 4.5%, 6/01/41 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,513
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool BF0617 40 Year 2.5%, 3/01/62 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 360,084
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool BM3386 30 Year 4.0%, 2/01/47 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 146,830
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool BM4804 15 Year 4.0%, 11/01/33 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273,623
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool BM6944 Hybrid ARM 2.034%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 431,061
Rate of interest	2.034%
Investment, Identifier [Axis]: Fannie Mae Pool BM7243 Hybrid ARM 4.672%, 4/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 119,499
Rate of interest	4.672%
Investment, Identifier [Axis]: Fannie Mae Pool BM7260 Hybrid A RM 4.512%, 7/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 116,233
Rate of interest	4.512%
Investment, Identifier [Axis]: Fannie Mae Pool BT9404 20 Year 2.0%, 11/01/41 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 228,317
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool BU1194 20 Year 2.5%, 3/01/42 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,528
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool BU8931 30 Year 3.5%, 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 414,717
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool BV2509 30 Year 4.0%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 241,349
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool BV5398 30 Year 3.5%, 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,135
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool BV5581 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 371,579
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool BV5582 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 105,856
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool BV9868 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 239,428
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool BV9913 30 Year 3.5% 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 95,640
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool BV9928 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 111,871
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA5966 30 Year 2.5%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,805
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6035 30 Year 2.5%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 312,094
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6140 30 Year 2.0%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 254,140
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6237 30 Year 2.0%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,682
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6238 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 265,354
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6247 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 181,324
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6252 30 Year 2.0%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 177,512
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6257 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 423,218
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6266 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 215,372
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6389 30 Year 2.0%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 271,121
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6401 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 115,449
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6514 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 412,245
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6527 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 449,200
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6564 30 Year 2.5%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 419,237
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6694 30 Year 2.0%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,915
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6714 30 Year 2.5%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 358,818
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6924 30 Year 2.0%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 396,341
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6930 30 Year 2.5%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 161,934
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6942 30 Year 2.0% 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 257,992
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6949 30 Year 2.500 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 414,814
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA6954 30 Year 2.0% 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 277,936
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA6990 30 Year 2.5%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 133,743
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA7728 30 Year 2.5%, 11/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 240,270
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA8098 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 401,311
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8100 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 301,559
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8103 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 541,688
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8427 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 478,292
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8440 30 Year 2.0% 1/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 276,045
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8572 30 Year 2.0%, 1/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 513,535
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8597 30 Year 2.5%, 1/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 265,292
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CA8813 30 Year 2.0%, 2/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 269,933
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CA8847 30 Year 2.0% 2/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 393,276
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CB2537 30 Year 2.5% 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 581,026
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB2604 30 Year 2.0% 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 442,203
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CB2606 30 Year 2.0% 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 422,139
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool CB2623 30 Year 2.5% 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 566,429
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB2628 30 Year 2.5% 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 245,608
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB2859 30 Year 2.5%, 2/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 135,691
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB3333 30 Year 3.5%, 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 360,958
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB3577 30 Year 3.0%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,463
Rate of interest	3.00%
Investment, Identifier [Axis]: Fannie Mae Pool CB3592 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 354,304
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB3604 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 205,622
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB3605 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,554
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB3843 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 248,098
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB3845 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 192,000
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB4082 30 Year 3.5%, 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 215,081
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB4328 30 Year 3.5%, 8/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 171,511
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB4532 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 371,507
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool CB4809 30 Year 4.0%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 653,364
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool CB4821 30 Year 4.5%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 654,324
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA0250 30 Year 4.5%, 1/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,072
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA0306 30 Year 4.5%, 12/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 304,168
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA0425 30 Year 4.5%, 3/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 869,681
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA0427 30 Year 4.5%, 1/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 666,446
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA0657 30 Year 4.5% 1/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,870,522
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA1677 30 Year 4.0%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 468,161
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool FA2083 30 Year 4.5%, 2/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 252,889
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FA2688 30 Year 4.5%, 9/01/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,430,761
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM3473 30 Year 2.5%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 94,584
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM3478 30 Year 2.5%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 210,795
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM4141 30 Year 2.5%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118,756
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM4228 30 Year 2.5%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 107,499
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM5976 30 Year 2.0%, 2/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 546,581
Rate of interest	2.00%
Investment, Identifier [Axis]: Fannie Mae Pool FM7599 30 Year 3.5%, 1/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,932,974
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM8768 30 Year 2.5%, 2/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 165,902
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM8850 20 Year 2.5%, 9/01/41 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 119,584
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM9480 30 Year 2.5%, 11/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 242,034
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM9558 20 Year 2.5%, 11/01/41 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 141,634
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM9874 30 Year 2.5%, 12/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 402,427
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FM9958 30 Year 3.5%, 11/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 209,017
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS0363 30 Year 2.5% 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 550,890
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS0377 30 Year 2.5%, 2/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 559,956
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS0605 30 Year 2.5%, 2/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 547,089
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS1530 30 Year 3.0%, 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 303,217
Rate of interest	3.00%
Investment, Identifier [Axis]: Fannie Mae Pool FS1554 30 Year 3.5% 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,137
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS1864 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 338,067
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS1865 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 326,815
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS2136 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 298,410
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS2137 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 401,508
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS2139 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 206,512
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS3816 30 Year 3.5%, 12/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,161,648
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS4227 30 Year 3.5%, 4/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 284,169
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS6596 30 Year 3.5%, 10/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,058,478
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS7754 30 Year 4.0%, 7/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 762,785
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool FS7755 30 Year 4.0%, 2/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 484,416
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool FS8361 30 Year 3.5%, 12/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 560,033
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS9137 30 Year 4.5%, 4/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 108,538
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS9443 30 Year 4.5%, 2/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,454,295
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS9506 30 Year 4.5%, 12/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 764,349
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool FS9508 30 Year 4.5%, 3/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,022,107
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA2923 20 Yea r 3.5%, 3/01/37 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 160,118
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA3960 30 Year 3.0%, 3/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 349,636
Rate of interest	3.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4475 20 Year 2.5%, 11/01/41 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,244
Rate of interest	2.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4600 30 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 16,941,899
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4625 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,231,409
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4626 30 Year 4.0%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,114,606
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4654 30 Year 3.5%, 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,172,996
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4655 30 Year 4.0%, 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,160
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4700 30 Year 4.0%, 8/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 582,858
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4701 30 Year 4.5%, 8/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 202,522
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4731 30 Year 3.5%, 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,321,415
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4732 30 Year 4.0%, 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,681,454
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4733 30 Year 4.5%, 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,668,989
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4782 30 Year 3.5%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 180,325
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4783 30 Year 4.0%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,117,001
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4784 30 Year 4.5%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 276,626
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4803 30 Year 3.5%, 11/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 237,333
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA4804 30 Year 4.0%, 11/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 757,578
Rate of interest	4.00%
Investment, Identifier [Axis]: Fannie Mae Pool MA4902 30 Year 3.5%, 1/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 206,331
Rate of interest	3.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA5070 30 Year 4.5%, 7/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 426,521
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA5551 30 Year 4.5%, 12/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Pool MA5612 30 Year 4.5%, 2/01/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 283,298
Rate of interest	4.50%
Investment, Identifier [Axis]: Fannie Mae Trust 2012-134 ZA 3.0%, 12/25/42 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 117,390
Rate of interest	3.00%
Investment, Identifier [Axis]: Fannie Mae Trust 2014-61 ZV 3.0%, 10/25/44 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 123,985
Rate of interest	3.00%
Investment, Identifier [Axis]: Fannie Mae Trust 2014-68 M Z 3.0%, 11/25/44 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 158,098
Rate of interest	3.00%
Investment, Identifier [Axis]: Fannie Mae Trust 2024-105 FC 4.874%, 1/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 816,672
Rate of interest	4.874%
Investment, Identifier [Axis]: Fannie Mae Trust 2025-70 AF 4.874%, 9/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 637,708
Rate of interest	4.874%
Investment, Identifier [Axis]: Fannie Mae Trust 2025-81 FE 4.874%, 10/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 151,124
Rate of interest	4.874%
Investment, Identifier [Axis]: Fannie Mae Trust 2025-85 FH 4.774%, 10/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 178,435
Rate of interest	4.774%
Investment, Identifier [Axis]: Fannie Mae Trust 2025-89 FB 4.774%, 10/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 114,807
Rate of interest	4.774%
Investment, Identifier [Axis]: Fannie Mae Trust 2025-89 FP 4.774%, 10/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285,036
Rate of interest	4.774%
Investment, Identifier [Axis]: Fibercop SpA 7.721%, 6/04/38 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 423,019
Rate of interest	7.721%
Investment, Identifier [Axis]: Fidelity Government Money Market | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,787,086
Investment, Identifier [Axis]: Fidelity Inflation Protected Bond Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	52,047,281
Investment, Identifier [Axis]: Fidelity Small Cap Value Index | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	161,338,738
Investment, Identifier [Axis]: Fidelity US Bond Index | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	44
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust Series 2024-B 5.1%, 4/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 694,714
Rate of interest	5.10%
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust Series 2024-D 4.61%, 8/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 268,671
Rate of interest	4.61%
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust Series 2025-A 4.45%, 10/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 847,954
Rate of interest	4.45%
Investment, Identifier [Axis]: Ford Credit Auto Owner Trust Series 2025-B 3.95%, 7/15/31 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,470
Rate of interest	3.95%
Investment, Identifier [Axis]: Ford Moto r Credit Co. LLC 5.125%, 11/05/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,357
Rate of interest	5.125%
Investment, Identifier [Axis]: Ford Motor C redit Co. LLC 2.7%, 8/10/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 830,726
Rate of interest	2.70%
Investment, Identifier [Axis]: Ford Motor Cre dit Co. LLC 6.532%, 3/19/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234,138
Rate of interest	6.532%
Investment, Identifier [Axis]: Ford Motor Credit C o. LLC 6.8%, 5/12/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 694,803
Rate of interest	6.80%
Investment, Identifier [Axis]: Ford Motor Credit C o. LLC 7.35%, 11/04/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 480,168
Rate of interest	7.35%
Investment, Identifier [Axis]: Ford Motor Credit Co. LLC 2.9%, 2/10/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 570,664
Rate of interest	2.90%
Investment, Identifier [Axis]: Ford Motor Credit Co. LLC 4.95%, 5/28/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 226,838
Rate of interest	4.95%
Investment, Identifier [Axis]: Ford Motor Credit Co. LLC 5.73%, 9/05/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 310,158
Rate of interest	5.73%
Investment, Identifier [Axis]: Freddie Mac Gold Group G07942 3 0 Year 4.5%, 7/01/44 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 118,819
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Gold Group G30804 2 0 Year 4.0%, 1/01/35 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,860
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Gold Group T69914 30 Yea r 3.5%, 2/01/48 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 101,740
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Group 841075 Hybrid ARM 3.28%, 1/01/49 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 169,812
Rate of interest	3.28%
Investment, Identifier [Axis]: Freddie Mac Group 841337 Hybrid ARM 1.852% 8/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 106,889
Rate of interest	1.852%
Investment, Identifier [Axis]: Freddie Mac Group 841376 Hybrid ARM 2.182%, 11/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 190,893
Rate of interest	2.182%
Investment, Identifier [Axis]: Freddie Mac Group 841395 Hybri d ARM 2.023%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273,268
Rate of interest	2.023%
Investment, Identifier [Axis]: Freddie Mac Group 841401 Hybrid ARM 1.966% 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 564,590
Rate of interest	1.966%
Investment, Identifier [Axis]: Freddie Mac Group 841408 Hybrid ARM 2.302%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,026
Rate of interest	2.302%
Investment, Identifier [Axis]: Freddie Mac Group 841485 Hybrid ARM 4.171%, 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 139,613
Rate of interest	4.171%
Investment, Identifier [Axis]: Freddie Mac Group 841500 Hybrid ARM 4.107%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 171,529
Rate of interest	4.107%
Investment, Identifier [Axis]: Freddie Mac Group 841556 Hybrid ARM 4.524% 4/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,058
Rate of interest	4.524%
Investment, Identifier [Axis]: Freddie Mac Group 841569 Hybrid ARM 4.511%, 6/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,792
Rate of interest	4.511%
Investment, Identifier [Axis]: Freddie Mac Group 841607 Hybrid ARM 4.75%, 8/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 116,734
Rate of interest	4.75%
Investment, Identifier [Axis]: Freddie Mac Group 841666 Hybrid ARM 4.135%, 1/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 625,846
Rate of interest	4.135%
Investment, Identifier [Axis]: Freddie Mac Group 841677 Hybrid ARM 2.363%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,979
Rate of interest	2.363%
Investment, Identifier [Axis]: Freddie Mac Group 8C6046 Hybr id ARM 3.945%, 6/01/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 159,740
Rate of interest	3.945%
Investment, Identifier [Axis]: Freddie Mac Pool Group QE0763 30 Year 3.5%, 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 287,899
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group QE2637 3 0 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 157,395
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group QE3344 30 Year 3.5% 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 216,516
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group QE4621 3 0 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,164
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group QE5714 3 0 Year 3.5%, 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,392
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group QF0981 30 Year 4.0%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 193,572
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group QF3364 30 Year 4.0%, 11/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 91,841
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2623 30 Year 2.5%, 5/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,725
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2678 30 Year 2.0%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 965,223
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2859 30 Year 2.5%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 478,220
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2892 30 Year 2.5%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 163,393
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2957 3 0 Year 2.0%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,658
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2969 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 322,294
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA2976 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,464
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3019 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 181,446
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3201 30 Year 2.5%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 405,261
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3202 30 Year 2.5%, 7/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 126,397
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3224 30 Year 2.0%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 208,778
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3225 30 Year 2.0%, 8/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 210,742
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3354 30 Year 2.0%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 463,567
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3454 30 Year 2.0%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 307,127
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3481 30 Year 2.0%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 272,863
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3495 30 Year 2.0%, 9/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 555,035
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3673 30 Year 2.0%, 10/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,207,657
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA3729 30 Year 2.0%, 10/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 334,080
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA4063 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,443,007
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA4119 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,795,860
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA4232 30 Year 2.0%, 12/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 291,710
Rate of interest	2.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA6337 3 0 Year 2.5%, 11/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,798
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA6496 30 Year 2.5%, 12/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 182,730
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA6613 3 0 Year 3.0%, 1/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 579,389
Rate of interest	3.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA7277 3 0 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 130,187
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA7326 3 0 Year 3.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 114,366
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA7513 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 205,229
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA7514 3 0 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 326,891
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RA7533 30 Year 3.5%, 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 166,656
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group RB5142 20 Year 2.5%, 1/01/42 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 139,961
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SC0258 20 Year 2.5%, 3/01/42 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104,057
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD0521 30 Year 3.0%, 6/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 211,491
Rate of interest	3.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD1259 30 Year 3.5% 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,110,430
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD1322 30 Year 2.5%, 3/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 150,282
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD1355 30 Year 3.5% 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 834,133
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD1391 30 Year 3.5%, 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,705
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD1769 30 Yea r 2.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,561
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD2253 30 Year 3.5%, 12/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 268,319
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD2995 30 Year 2.5%, 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,304,507
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD4518 30 Year 3.5%, 8/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 255,445
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD5322 30 Ye ar 4.0%, 3/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 979,614
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD5324 30 Year 4.0%, 2/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285,487
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD5758 30 Year 3.5%, 8/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285,276
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD6653 30 Year 3.5% 8/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 368,017
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD6706 30 Year 4.5%, 1/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,293,827
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD7402 30 Year 4.5%, 12/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,150
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD7485 30 Year 4.5%, 2/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 322,952
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD7530 30 Year 2.5%, 11/01/50 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 804,009
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD7536 3 0 Year 2.5%, 2/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 716,380
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8202 30 Year 3.5% 3/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 575,141
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8207 30 Year 3.5% 4/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 437,172
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8213 30 Year 3.0% 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,455,309
Rate of interest	3.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8214 30 Year 3.5% 5/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 282,136
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8221 30 Year 3.5% 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 96,854
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8222 30 Year 4.0% 6/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 266,616
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8226 30 Year 3.5% 7/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,182,354
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8236 30 Year 3.5% 8/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 152,652
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8237 3 0 Year 4.0%, 8/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,169,018
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8238 30 Year 4.5% 8/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,621,716
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8243 30 Year 3.5% 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,092,261
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8244 30 Year 4.0% 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,429,099
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8245 30 Year 4.5% 9/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 715,808
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8255 3 0 Year 3.5%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 945,173
Rate of interest	3.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8256 3 0 Year 4.0%, 10/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,999,360
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8265 3 0 Year 4.0%, 11/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 403,536
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8266 30 Year 4.5%, 11/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,902,543
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8274 30 Year 4.0%, 12/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 405,538
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8275 30 Year 4.5%, 12/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 590,968
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8306 30 Year 4.5% 3/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 254,315
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8473 30 Year 4.5%, 11/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,229,301
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8489 30 Year 4.5%, 12/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,427,737
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8490 3 0 Year 4.5%, 1/01/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 239,534
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SD8504 30 Year 4.5%, 2/01/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,344,130
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SI2106 30 Year 2.5%, 5/01/51 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 513,579
Rate of interest	2.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SL0370 30 Year 4.5%, 12/01/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 175,743
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SL0454 30 Year 4.5%, 11/01/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 154,053
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SL1300 30 Year 4.0%, 4/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 245,399
Rate of interest	4.00%
Investment, Identifier [Axis]: Freddie Mac Pool Group SL1546 30 Year 4.5% 5/01/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 153,401
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Pool Group SL2291 30 Year 4.5%, 9/01/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,220,904
Rate of interest	4.50%
Investment, Identifier [Axis]: Freddie Mac Series 4385 EZ 3.0%, 9/15/44 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 125,076
Rate of interest	3.00%
Investment, Identifier [Axis]: Freddie Mac Series 4434 LZ 3.0%, 2/15/45 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 124,843
Rate of interest	3.00%
Investment, Identifier [Axis]: Freddie Mac Series 5587 FP 4.774%, 10/25/55 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 500,966
Rate of interest	4.774%
Investment, Identifier [Axis]: Freddie Mac Series K-1511 X1 15 Year 0.773%, 3/25/34 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 29,065
Rate of interest	0.773%
Investment, Identifier [Axis]: Freddie Mac Series K055 X1 10 Year 1.335%, 3/25/26 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,659
Rate of interest	1.335%
Investment, Identifier [Axis]: Freddie Mac Series K056 X1 10 Year 1.208%, 5/25/26 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 733
Rate of interest	1.208%
Investment, Identifier [Axis]: Freddie Mac Series K062 X1 10 Year 0.27%, 12/25/26 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,570
Rate of interest	0.27%
Investment, Identifier [Axis]: Freddie Mac Series K064 X1 10 Year 0.585%, 3/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,265
Rate of interest	0.585%
Investment, Identifier [Axis]: Freddie Mac Series K065 X1 10 Year 0.649%, 4/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,944
Rate of interest	0.649%
Investment, Identifier [Axis]: Freddie Mac Series K066 X1 10 Year 0.726%, 6/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,600
Rate of interest	0.726%
Investment, Identifier [Axis]: Freddie Mac Series K067 X1 10 Year 0.561%, 7/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 11,884
Rate of interest	0.561%
Investment, Identifier [Axis]: Freddie Mac Series K069 X1 10 Year 0.34%, 9/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,792
Rate of interest	0.34%
Investment, Identifier [Axis]: Freddie Mac Series K070 X1 10 Year 0.316%, 11/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,826
Rate of interest	0.316%
Investment, Identifier [Axis]: Freddie Mac Series K071 X1 10 Year 0.276%, 11/25/27 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7,449
Rate of interest	0.276%
Investment, Identifier [Axis]: Freddie Mac Series K089 X1 10 Year 0.538%, 1/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 27,459
Rate of interest	0.538%
Investment, Identifier [Axis]: Freddie Mac Series K091 X1 10 Year 0.558%, 3/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17,977
Rate of interest	0.558%
Investment, Identifier [Axis]: Freddie Mac Series K092 X1 10 Year 0.707%, 4/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 49,264
Rate of interest	0.707%
Investment, Identifier [Axis]: Freddie Mac Series K093 X1 10 Year 0.937%, 5/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,629
Rate of interest	0.937%
Investment, Identifier [Axis]: Freddie Mac Series K094 X1 10 Year 0.872%, 6/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 34,175
Rate of interest	0.872%
Investment, Identifier [Axis]: Freddie Mac Series K095 X1 10 Year 0.938%, 6/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 26,642
Rate of interest	0.938%
Investment, Identifier [Axis]: Freddie Mac Series K096 X1 10 Year 1.111%, 7/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,938
Rate of interest	1.111%
Investment, Identifier [Axis]: Freddie Mac Series K097 X1 10 Year 1.082%, 7/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 30,428
Rate of interest	1.082%
Investment, Identifier [Axis]: Freddie Mac Series K098 X1 10 Year 1.135%, 8/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 61,754
Rate of interest	1.135%
Investment, Identifier [Axis]: Freddie Mac Series K099 X1 10 Year 0.874%, 9/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 51,524
Rate of interest	0.874%
Investment, Identifier [Axis]: Freddie Mac Series K101 X1 10 Year 0.827%, 10/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 20,659
Rate of interest	0.827%
Investment, Identifier [Axis]: Freddie Mac Series K102 X1 10 Year 0.816%, 10/25/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 58,616
Rate of interest	0.816%
Investment, Identifier [Axis]: Freddie Mac Series K152 X1 15 Year 0.949%, 1/25/31 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 15,059
Rate of interest	0.949%
Investment, Identifier [Axis]: Freddie Mac Series K154 X1 15 Year 0.286%, 11/25/32 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 18,988
Rate of interest	0.286%
Investment, Identifier [Axis]: GE HealthCare Te chnologies Inc. 4.8%, 8/14/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 260,105
Rate of interest	4.80%
Investment, Identifier [Axis]: GE HealthCare Tec hnologies Inc. 5.905%, 11/22/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 574,302
Rate of interest	5.905%
Investment, Identifier [Axis]: GM Financial Consumer Automobile 4.18%, 8/16/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 143,661
Rate of interest	4.18%
Investment, Identifier [Axis]: GM Financial Consumer Automobile 4.28%, 4/16/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 116,497
Rate of interest	4.28%
Investment, Identifier [Axis]: GM Financial Consumer Automobile 4.4%, 8/16/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 210,169
Rate of interest	4.40%
Investment, Identifier [Axis]: Ginnie Mae Series 2017-H13 FQ 4.677%, 6/20/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 102,889
Rate of interest	4.677%
Investment, Identifier [Axis]: Ginnie Mae Series 2017-H20 BF 4.712%, 10/20/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,735
Rate of interest	4.712%
Investment, Identifier [Axis]: Ginnie Mae Series 2017-H22 FA 4.514%, 11/20/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 182,772
Rate of interest	4.514%
Investment, Identifier [Axis]: Ginnie Mae Series 2018-H02 HF 4.938%, 1/20/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,066
Rate of interest	4.938%
Investment, Identifier [Axis]: Ginnie Mae Series 2018-H03 FD 4.978%, 2/20/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,525
Rate of interest	4.978%
Investment, Identifier [Axis]: Ginnie Mae Series 2019-H17 FA 4.794%, 11/20/69 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 104,046
Rate of interest	4.794%
Investment, Identifier [Axis]: Ginnie Mae Series 2019-H17 FB 4.764%, 11/20/69 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 224,502
Rate of interest	4.764%
Investment, Identifier [Axis]: Ginnie Mae Series 2020-H06 FA 4.664%, 3/20/70 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 223,382
Rate of interest	4.664%
Investment, Identifier [Axis]: Ginnie Mae Series 2021-H12 EF 5.368%, 8/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,074
Rate of interest	5.368%
Investment, Identifier [Axis]: Ginnie Mae Series 2021-H17 FA 4.618%, 11/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 112,756
Rate of interest	4.618%
Investment, Identifier [Axis]: Ginnie Mae Series 2021-H19 FM 4.738%, 12/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 130,852
Rate of interest	4.738%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H01 FA 4.268%, 1/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 177,556
Rate of interest	4.268%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H02 FC 4.718%, 1/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 443,359
Rate of interest	4.718%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H04 HF 4.738%, 2/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 591,280
Rate of interest	4.738%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H06 FA 4.218%, 2/20/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 299,489
Rate of interest	4.218%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H06 FC 4.328%, 8/20/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 166,457
Rate of interest	4.328%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H07 BF 4.418%, 2/20/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 321,352
Rate of interest	4.418%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H07 FB 4.418%, 1/20/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 229,782
Rate of interest	4.418%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H08 FE 4.849%, 3/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 204,567
Rate of interest	4.849%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H08 FL 4.899%, 12/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 368,082
Rate of interest	4.899%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H09 FC 4.658%, 4/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 249,614
Rate of interest	4.658%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H10 F A 4.868%, 5/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 392,769
Rate of interest	4.868%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H11 EF 4.888%, 5/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 154,509
Rate of interest	4.888%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H11 F 4.818%, 5/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 699,023
Rate of interest	4.818%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H12 FA 4.868%, 6/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 87,781
Rate of interest	4.868%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H20 FB 4.918%, 8/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 135,130
Rate of interest	4.918%
Investment, Identifier [Axis]: Ginnie Mae Series 2022-H23 FA 5.018%, 10/20/72 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 882,539
Rate of interest	5.018%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H08 EF 5.218%, 7/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 231,995
Rate of interest	5.218%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H08 FD 5.018%, 3/20/73 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 579,440
Rate of interest	5.018%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H08 FE 4.938%, 8/20/71 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,944
Rate of interest	4.938%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H08 FG 5.548%, 2/20/73 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 107,517
Rate of interest	5.548%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H13 FJ 5.338%, 2/20/73 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,164
Rate of interest	5.338%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H23 DF 6.018%, 9/20/73 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 270,227
Rate of interest	6.018%
Investment, Identifier [Axis]: Ginnie Mae Series 2023-H23 FH 5.268%, 9/20/73 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 279,108
Rate of interest	5.268%
Investment, Identifier [Axis]: HCA Healt hcare Inc. 5.0%, 3/01/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 93,178
Rate of interest	5.00%
Investment, Identifier [Axis]: HCA Healt hcare Inc. 5.25%, 3/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 220,464
Rate of interest	5.25%
Investment, Identifier [Axis]: HCA Healthc are Inc. 5.25%, 6/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,124
Rate of interest	5.25%
Investment, Identifier [Axis]: HCA Healthcare Inc. 3.125%, 3/15/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 144,816
Rate of interest	3.125%
Investment, Identifier [Axis]: HCA Healthcare Inc. 4.125%, 6/15/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 379,408
Rate of interest	4.125%
Investment, Identifier [Axis]: HSBC Holding s PLC 6.5%, 9/15/37 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 753,376
Rate of interest	6.50%
Investment, Identifier [Axis]: HSBC Holdings PLC 2.848%, 6/04/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 360,693
Rate of interest	2.848%
Investment, Identifier [Axis]: HSBC Holdings PLC 3.973%, 5/22/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 520,878
Rate of interest	3.973%
Investment, Identifier [Axis]: HSBC Holdings PLC 4.762%, 3/29/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 719,552
Rate of interest	4.762%
Investment, Identifier [Axis]: HSBC Holdings PLC 4.95%, 3/31/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 238,658
Rate of interest	4.95%
Investment, Identifier [Axis]: HSBC Holdings PLC 5.24%, 5/13/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 529,004
Rate of interest	5.24%
Investment, Identifier [Axis]: HSBC Holdings PLC 6.5%, 5/02/36 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 893,225
Rate of interest	6.50%
Investment, Identifier [Axis]: HSBC Holdings PLC 8.113%, 11/03/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 699,166
Rate of interest	8.113%
Investment, Identifier [Axis]: Harbor Diversified International All Cap | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 38,589,842
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 3.98%, 6/17/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 310
Rate of interest	3.98%
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 4.04%, 2/21/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 726,560
Rate of interest	4.04%
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 4.1%, 11/21/31 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,743
Rate of interest	4.10%
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 4.15%, 10/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 418,356
Rate of interest	4.15%
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 4.33%, 5/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 325,761
Rate of interest	4.33%
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 4.57%, 3/21/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 122,734
Rate of interest	4.57%
Investment, Identifier [Axis]: Honda Auto Receivables Owner Trust Series 4.57%, 9/21/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,271,420
Rate of interest	4.57%
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust Series 2025- 3.89%, 1/15/32 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,572
Rate of interest	3.89%
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust Series 2025- 4.32%, 10/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 609,393
Rate of interest	4.32%
Investment, Identifier [Axis]: Hyundai Auto Receivables Trust Series 2025- 4.36%, 12/17/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 317,349
Rate of interest	4.36%
Investment, Identifier [Axis]: Imperial Bra nds PLC 5.875%, 7/01/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 247,249
Rate of interest	5.875%
Investment, Identifier [Axis]: Imperial Brands PLC 3.875%, 7/26/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 892,311
Rate of interest	3.875%
Investment, Identifier [Axis]: Imperial Brands PLC 5.5%, 2/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,270,581
Rate of interest	5.50%
Investment, Identifier [Axis]: Imperial Brands PLC 6.125%, 7/27/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 332,488
Rate of interest	6.125%
Investment, Identifier [Axis]: JPMorgan Cha se & Co. 4.493%, 3/24/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,327,038
Rate of interest	4.493%
Investment, Identifier [Axis]: JPMorgan Chas e & Co. 4.125%, 12/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 416,508
Rate of interest	4.125%
Investment, Identifier [Axis]: JPMorgan Chase & C o. 2.956%, 5/13/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 937,832
Rate of interest	2.956%
Investment, Identifier [Axis]: JPMorgan Chase & C o. 5.717%, 9/14/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 290,030
Rate of interest	5.717%
Investment, Identifier [Axis]: JPMorgan Chase & Co . 4.25%, 10/01/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 473,320
Rate of interest	4.25%
Investment, Identifier [Axis]: JPMorgan Chase & Co . 4.505%, 10/22/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 315,715
Rate of interest	4.505%
Investment, Identifier [Axis]: JPMorgan Chase & Co . 4.586%, 4/26/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,304
Rate of interest	4.586%
Investment, Identifier [Axis]: JPMorgan Chase & Co. 2.522%, 4/22/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 224,727
Rate of interest	2.522%
Investment, Identifier [Axis]: JPMorgan Chase & Co. 2.739%, 10/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,405
Rate of interest	2.739%
Investment, Identifier [Axis]: JPMorgan Chase & Co. 5.04%, 1/23/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 170,357
Rate of interest	5.04%
Investment, Identifier [Axis]: JPMorgan Chase & Co. 8.75%, 9/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 349,899
Rate of interest	8.75%
Investment, Identifier [Axis]: Japan Tobacco Inc. 4.85%, 5/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 189,441
Rate of interest	4.85%
Investment, Identifier [Axis]: Japan Tobacco Inc. 5.25%, 6/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 270,368
Rate of interest	5.25%
Investment, Identifier [Axis]: Japan Tobacco Inc. 5.85%, 6/15/35 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 187,036
Rate of interest	5.85%
Investment, Identifier [Axis]: Kinder Morga n Inc. 6.95%, 1/15/38 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 317,707
Rate of interest	6.95%
Investment, Identifier [Axis]: Kinder Morgan In c. 6.5%, 9/01/39 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 280,527
Rate of interest	6.50%
Investment, Identifier [Axis]: Kinder Morgan Inc. 4.8%, 2/01/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 92,006
Rate of interest	4.80%
Investment, Identifier [Axis]: Kinder Morgan Inc. 5.0%, 8/15/42 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 252,509
Rate of interest	5.00%
Investment, Identifier [Axis]: Kinder Morgan Inc. 5.15%, 6/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 98,637
Rate of interest	5.15%
Investment, Identifier [Axis]: Kinder Morgan Inc. 6.5%, 2/01/37 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 201,033
Rate of interest	6.50%
Investment, Identifier [Axis]: Lloyds Bankin g Group PLC 5.721%, 6/05/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 473,481
Rate of interest	5.721%
Investment, Identifier [Axis]: Lloyds Banking G roup PLC 4.65%, 3/24/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 593,045
Rate of interest	4.65%
Investment, Identifier [Axis]: Lloyds Banking Gr oup PLC 3.75%, 3/18/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 372,618
Rate of interest	3.75%
Investment, Identifier [Axis]: Lloyds Banking Grou p PLC 4.818%, 6/13/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 382,011
Rate of interest	4.818%
Investment, Identifier [Axis]: Lloyds Banking Group PLC 7.953%, 11/15/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 645,413
Rate of interest	7.953%
Investment, Identifier [Axis]: MFS Growth 5 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 727,975,882
Investment, Identifier [Axis]: MFS Mid Cap Value 5 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,020,964
Investment, Identifier [Axis]: Macy's Inc. 6.7%, 7/15/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 194,255
Rate of interest	6.70%
Investment, Identifier [Axis]: Mars Inc. 4.45%, 3/01/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 153,307
Rate of interest	4.45%
Investment, Identifier [Axis]: Mars Inc. 4.6%, 3/01/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 478,501
Rate of interest	4.60%
Investment, Identifier [Axis]: Mars Inc. 4.8%, 3/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 648,727
Rate of interest	4.80%
Investment, Identifier [Axis]: Meta Platforms Inc. 4.6%, 11/15/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 253,863
Rate of interest	4.60%
Investment, Identifier [Axis]: Meta Platforms Inc. 4.875%, 11/15/35 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 251,629
Rate of interest	4.875%
Investment, Identifier [Axis]: NatWest Group PL C 1.642%, 6/14/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 885,941
Rate of interest	1.642%
Investment, Identifier [Axis]: NatWest Group PLC 3.032%, 11/28/35 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 507,217
Rate of interest	3.032%
Investment, Identifier [Axis]: NatWest Group PLC 5.808%, 9/13/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 598,383
Rate of interest	5.808%
Investment, Identifier [Axis]: NatWest Group PLC 6.016%, 3/02/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 273,167
Rate of interest	6.016%
Investment, Identifier [Axis]: NatWest Group PLC 6.475%, 6/01/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 538,210
Rate of interest	6.475%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2015-3 4.639%, 6/26/56 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,064
Rate of interest	4.639%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2016-1A 4.689%, 2/25/70 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 380,178
Rate of interest	4.689%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2016-5A 5.239%, 6/25/65 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 631,523
Rate of interest	5.239%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2016-6A 5.289%, 3/25/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 491,192
Rate of interest	5.289%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2016-7A 5.139%, 3/25/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 587,643
Rate of interest	5.139%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2017-1A 5.139%, 7/26/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 605,595
Rate of interest	5.139%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2017-2A 5.039%, 12/27/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 421,501
Rate of interest	5.039%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2017-3A 5.039%, 7/26/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 763,987
Rate of interest	5.039%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2017-4A 4.989%, 9/27/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,509
Rate of interest	4.989%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2017-5A 4.789%, 7/26/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 635,519
Rate of interest	4.789%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2018-1A 4.709%, 3/25/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 303,445
Rate of interest	4.709%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2018-3A 4.789%, 3/25/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 365,676
Rate of interest	4.789%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2018-4A 4.669%, 6/27/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,611
Rate of interest	4.669%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2019-1A 4.889%, 12/27/67 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 465,691
Rate of interest	4.889%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2019-2A 4.989%, 2/27/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 367,393
Rate of interest	4.989%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2019-3A 4.819%, 7/25/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 157,922
Rate of interest	4.819%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2019-4A 4.799%, 7/25/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 125,787
Rate of interest	4.799%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2020-1A 5.039%, 6/25/69 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 119,020
Rate of interest	5.039%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2020-2A 4.889%, 8/26/69 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 213,169
Rate of interest	4.889%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2021-1A 4.589%, 12/26/69 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,146
Rate of interest	4.589%
Investment, Identifier [Axis]: Navient Student Loan Trust Series 2021-2A 4.539%, 2/25/70 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 183,628
Rate of interest	4.539%
Investment, Identifier [Axis]: Nelnet Student Loan Trust Series 2017-3A A 4.839%, 2/25/66 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 243,132
Rate of interest	4.839%
Investment, Identifier [Axis]: Nelnet Student Loan Trust Series 2020-5A A 4.726%, 10/25/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 141,340
Rate of interest	4.726%
Investment, Identifier [Axis]: Nelnet Student Loan Trust Series 2025-1A 5.13%, 11/27/90 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4,981,004
Rate of interest	5.13%
Investment, Identifier [Axis]: New Jersey Turnpike A uthority RB 7.414%, 1/01/40 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 179,164
Rate of interest	7.414%
Investment, Identifier [Axis]: New Jersey Turnpike Authority RB 7.102%, 1/01/41 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 632,052
Rate of interest	7.102%
Investment, Identifier [Axis]: NextEra Energy In c. 4.625%, 7/15/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 505,705
Rate of interest	4.625%
Investment, Identifier [Axis]: NextEra Energy Inc. 4.685%, 9/01/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,130,250
Rate of interest	4.685%
Investment, Identifier [Axis]: NextEra Energy Inc. 4.85%, 2/04/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 586,540
Rate of interest	4.85%
Investment, Identifier [Axis]: NextEra Energy Inc. 4.9%, 3/15/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 732,688
Rate of interest	4.90%
Investment, Identifier [Axis]: NextEra Energy Inc. 5.05%, 3/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 774,414
Rate of interest	5.05%
Investment, Identifier [Axis]: Nordstrom Inc. 6.95%, 3/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 73,648
Rate of interest	6.95%
Investment, Identifier [Axis]: Oracle Corp. 2.95%, 4/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 339,649
Rate of interest	2.95%
Investment, Identifier [Axis]: Oracle Corp. 4.2%, 9/27/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 79,282
Rate of interest	4.20%
Investment, Identifier [Axis]: Oracle Corp. 4.8%, 8/03/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 302,290
Rate of interest	4.80%
Investment, Identifier [Axis]: PIMCO Long Duration Total Return | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21,601,883
Investment, Identifier [Axis]: Petroleos Mexicano s 6.7%, 2/16/32 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,576,587
Rate of interest	6.70%
Investment, Identifier [Axis]: Petroleos Mexicanos 6.35%, 2/12/48 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 64,753
Rate of interest	6.35%
Investment, Identifier [Axis]: Petroleos Mexicanos 6.375%, 1/23/45 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 400,026
Rate of interest	6.375%
Investment, Identifier [Axis]: Petroleos Mexicanos 6.5%, 6/02/41 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 217,794
Rate of interest	6.50%
Investment, Identifier [Axis]: Petroleos Mexicanos 6.625%, 6/15/35 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 709,141
Rate of interest	6.625%
Investment, Identifier [Axis]: Petroleos Mexicanos 6.75%, 9/21/47 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 323,767
Rate of interest	6.75%
Investment, Identifier [Axis]: Petroleos Mexicanos 7.69%, 1/23/50 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,073,475
Rate of interest	7.69%
Investment, Identifier [Axis]: Philip Morr is International Inc. 5.125%, 2/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 121,099
Rate of interest	5.125%
Investment, Identifier [Axis]: Philip Morris Intern ational Inc. 4.875%, 2/13/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 187,612
Rate of interest	4.875%
Investment, Identifier [Axis]: Philip Morris Intern ational Inc. 5.125%, 2/13/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 131,981
Rate of interest	5.125%
Investment, Identifier [Axis]: Philip Morris Intern ational Inc. 5.5%, 9/07/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 160,334
Rate of interest	5.50%
Investment, Identifier [Axis]: Philip Morris Intern ational Inc. 5.625%, 11/17/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 148,141
Rate of interest	5.625%
Investment, Identifier [Axis]: Philip Morris International Inc . 5.375%, 2/15/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 298,478
Rate of interest	5.375%
Investment, Identifier [Axis]: Philip Morris International Inc. 5.75%, 11/17/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 129,091
Rate of interest	5.75%
Investment, Identifier [Axis]: Prosus NV 3.061%, 7/13/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,833,897
Rate of interest	3.061%
Investment, Identifier [Axis]: Prosus NV 3.68%, 1/21/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 737,166
Rate of interest	3.68%
Investment, Identifier [Axis]: Prosus NV 4.193%, 1/19/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 463,558
Rate of interest	4.193%
Investment, Identifier [Axis]: Prosus NV 4.85%, 7/06/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 715,695
Rate of interest	4.85%
Investment, Identifier [Axis]: Prosus NV 4.987%, 1/19/52 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 896,019
Rate of interest	4.987%
Investment, Identifier [Axis]: RBC Emerging Markets Equity Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 103,342,285
Investment, Identifier [Axis]: RTX Corp. 6.0%, 3/15/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 218,964
Rate of interest	6.00%
Investment, Identifier [Axis]: RTX Corp. 6.1%, 3/15/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 244,652
Rate of interest	6.10%
Investment, Identifier [Axis]: Rio Oil Finance Trust 8.2%, 4/06/28 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 379,047
Rate of interest	8.20%
Investment, Identifier [Axis]: SLM Student Loan Trust Series 2003-12 A6 5.064%, 12/15/68 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 505,409
Rate of interest	5.064%
Investment, Identifier [Axis]: SLM Student Loan Trust Series 2007-6 A5 5.065%, 4/27/43 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 117,238
Rate of interest	5.065%
Investment, Identifier [Axis]: SLM Student Loan Trust Series 2012-5 A3 4.789%, 1/25/75 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 240,229
Rate of interest	4.789%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 4.99%, 10/16/56 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 476,900
Rate of interest	4.99%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 5.02%, 3/17/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 299,790
Rate of interest	5.02%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 5.06%, 3/16/54 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 216,916
Rate of interest	5.06%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 5.09%, 10/16/56 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 339,240
Rate of interest	5.09%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 5.24%, 3/15/56 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,270,507
Rate of interest	5.24%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 5.37%, 10/15/58 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 423,699
Rate of interest	5.37%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 5.5%, 6/17/52 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,229
Rate of interest	5.50%
Investment, Identifier [Axis]: SMB Private Education Loan Trust (Private 6.15%, 9/15/53 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 469,887
Rate of interest	6.15%
Investment, Identifier [Axis]: Spartan 500 INDEX PL CL F | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,951,250,328
Investment, Identifier [Axis]: Spartan GLB EXUS IDX CL F | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	357,591,164
Investment, Identifier [Axis]: Spartan LC VALUE INDEX F | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	677,418,214
Investment, Identifier [Axis]: Spartan MID CAP IDX CL F | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	76,504,545
Investment, Identifier [Axis]: Spartan SMALL CP IND CL F | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	182,955,190
Investment, Identifier [Axis]: State of California GO 7.3%, 10/01/39 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,371,146
Rate of interest	7.30%
Investment, Identifier [Axis]: State of California GO 7.5%, 4/01/34 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 480,090
Rate of interest	7.50%
Investment, Identifier [Axis]: State of California GO 7.55%, 4/01/39 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 172,543
Rate of interest	7.55%
Investment, Identifier [Axis]: State of California GO 7.625%, 3/01/40 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 147,726
Rate of interest	7.625%
Investment, Identifier [Axis]: State of Illinois GO 5.1%, 6/01/33 | Separately managed account, US Government Related Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,613,056
Rate of interest	5.10%
Investment, Identifier [Axis]: Synopsys Inc. 4.65%, 4/01/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 123,012
Rate of interest	4.65%
Investment, Identifier [Axis]: Synopsys Inc. 4.85%, 4/01/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 449,563
Rate of interest	4.85%
Investment, Identifier [Axis]: Synopsys Inc. 5.0%, 4/01/32 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 439,285
Rate of interest	5.00%
Investment, Identifier [Axis]: T Rowe Price Institutional Mid Cap | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 0
Investment, Identifier [Axis]: T Rowe Price US Mid Cap Equity Growth | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	155,322,987
Investment, Identifier [Axis]: T-Mobile U.S. Inc . 2.55%, 2/15/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 60,009
Rate of interest	2.55%
Investment, Identifier [Axis]: T-Mobile U.S. Inc . 3.375%, 4/15/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 731,401
Rate of interest	3.375%
Investment, Identifier [Axis]: T-Mobile U.S. Inc . 3.5%, 4/15/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 448,004
Rate of interest	3.50%
Investment, Identifier [Axis]: T-Mobile U.S. Inc. 2.25%, 2/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 392,423
Rate of interest	2.25%
Investment, Identifier [Axis]: T-Mobile U.S. Inc. 3.875%, 4/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 897,358
Rate of interest	3.875%
Investment, Identifier [Axis]: T-Mobile U.S. Inc. 4.75%, 2/01/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 45,908
Rate of interest	4.75%
Investment, Identifier [Axis]: T-Mobile U.S. Inc. 5.2%, 1/15/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,332
Rate of interest	5.20%
Investment, Identifier [Axis]: TC Energy Corp. 5.3%, 3/15/77 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,228,788
Rate of interest	5.30%
Investment, Identifier [Axis]: TC Energy Corp. 5.5%, 9/15/79 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 761,549
Rate of interest	5.50%
Investment, Identifier [Axis]: TC Energy Corp. 5.6%, 3/07/82 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 150,811
Rate of interest	5.60%
Investment, Identifier [Axis]: TC Energy Corp. 5.875%, 8/15/76 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 967,130
Rate of interest	5.875%
Investment, Identifier [Axis]: The Charles Sc hwab Corp. 5.853%, 5/19/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 140,143
Rate of interest	5.853%
Investment, Identifier [Axis]: The Charles Sc hwab Corp. 6.136%, 8/24/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 316,811
Rate of interest	6.136%
Investment, Identifier [Axis]: The Charles Schw ab Corp. 6.196%, 11/17/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 681,738
Rate of interest	6.196%
Investment, Identifier [Axis]: The Charles Schwab Corp. 5.643%, 5/19/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 396,978
Rate of interest	5.643%
Investment, Identifier [Axis]: The Cigna Gr oup 4.375%, 10/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 356,414
Rate of interest	4.375%
Investment, Identifier [Axis]: The Cigna Gr oup 7.875%, 5/15/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 100,484
Rate of interest	7.875%
Investment, Identifier [Axis]: The Cigna Gro up 2.4%, 3/15/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 317,953
Rate of interest	2.40%
Investment, Identifier [Axis]: The Cigna Group 5.0%, 5/15/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 113,676
Rate of interest	5.00%
Investment, Identifier [Axis]: The Goldman Sa chs Group Inc. 5.218%, 4/23/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 406,654
Rate of interest	5.218%
Investment, Identifier [Axis]: The Goldman Sach s Group Inc. 4.692%, 10/23/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 168,714
Rate of interest	4.692%
Investment, Identifier [Axis]: The Goldman Sachs G roup Inc. 5.727%, 4/25/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 247,977
Rate of interest	5.727%
Investment, Identifier [Axis]: The Goldman Sachs Group Inc. 3.615%, 3/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,236,263
Rate of interest	3.615%
Investment, Identifier [Axis]: The Goldman Sachs Group Inc. 4.153%, 10/21/29 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 277,159
Rate of interest	4.153%
Investment, Identifier [Axis]: The Goldman Sachs Group Inc. 4.937%, 4/23/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 418,506
Rate of interest	4.937%
Investment, Identifier [Axis]: The Southern Co. 3.75%, 9/15/51 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 518,379
Rate of interest	3.75%
Investment, Identifier [Axis]: The Southern Co. 4.0%, 1/15/51 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,150,165
Rate of interest	4.00%
Investment, Identifier [Axis]: The Southern Co. 4.85%, 6/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 346,880
Rate of interest	4.85%
Investment, Identifier [Axis]: The Southern Co. 5.113%, 8/01/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 777,969
Rate of interest	5.113%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 3.84%, 6/17/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 196,820
Rate of interest	3.84%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 3.94%, 2/17/31 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 120,403
Rate of interest	3.94%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 4.11%, 3/15/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 654,758
Rate of interest	4.11%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 4.4%, 6/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 233,666
Rate of interest	4.40%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 4.64%, 8/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 501,017
Rate of interest	4.64%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 4.76%, 5/15/30 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 129,793
Rate of interest	4.76%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 4.83%, 11/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 190,487
Rate of interest	4.83%
Investment, Identifier [Axis]: Toyota Auto Receivables Owner Trust Series 4.88%, 3/15/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 553,215
Rate of interest	4.88%
Investment, Identifier [Axis]: U.S. Treasury Inflation Ind exed 1.5%, 2/15/53 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,277,035
Rate of interest	1.50%
Investment, Identifier [Axis]: U.S. Treasury Inflation Ind exed 2.125%, 2/15/54 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 394,184
Rate of interest	2.125%
Investment, Identifier [Axis]: U.S. Treasury Inflation Ind exed 2.375%, 2/15/55 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 666,955
Rate of interest	2.375%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 2.875%, 5/15/52 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,722,121
Rate of interest	2.875%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 3.0%, 8/15/52 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,127,691
Rate of interest	3.00%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 3.375%, 8/15/42 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,521,779
Rate of interest	3.375%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.0%, 11/15/52 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,940,961
Rate of interest	4.00%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.125%, 8/15/44 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3,504,745
Rate of interest	4.125%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.125%, 8/15/53 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,828,178
Rate of interest	4.125%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.25%, 2/15/54 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 326,641
Rate of interest	4.25%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.5%, 11/15/54 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 341,656
Rate of interest	4.50%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.5%, 2/15/44 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,908,789
Rate of interest	4.50%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.625%, 11/15/44 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,807,108
Rate of interest	4.625%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.625%, 11/15/55 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 915,154
Rate of interest	4.625%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.75%, 11/15/53 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,056,996
Rate of interest	4.75%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.75%, 5/15/55 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 800,947
Rate of interest	4.75%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.75%, 8/15/55 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6,277,689
Rate of interest	4.75%
Investment, Identifier [Axis]: U.S. Treasury Note/Bond 4.875%, 8/15/45 | Separately managed account, US Treasury Securities
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5,919,807
Rate of interest	4.875%
Investment, Identifier [Axis]: UBS Group AG 4.194%, 4/01/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 525,501
Rate of interest	4.194%
Investment, Identifier [Axis]: UBS Group AG 5.58%, 5/09/36 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,768
Rate of interest	5.58%
Investment, Identifier [Axis]: UBS Group AG 5.617%, 9/13/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 366,005
Rate of interest	5.617%
Investment, Identifier [Axis]: UBS Group AG 5.959%, 1/12/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,274,131
Rate of interest	5.959%
Investment, Identifier [Axis]: UBS Group AG 6.301%, 9/22/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 271,503
Rate of interest	6.301%
Investment, Identifier [Axis]: Ultrapar Participacoes SA 5.25%, 10/06/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 551,154
Rate of interest	5.25%
Investment, Identifier [Axis]: UniCredit SPA 5.459%, 6/30/35 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 983,785
Rate of interest	5.459%
Investment, Identifier [Axis]: UniCredit SPA 7.296%, 4/02/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,433,707
Rate of interest	7.296%
Investment, Identifier [Axis]: Unum Group 6.75%, 12/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 31,947
Rate of interest	6.75%
Investment, Identifier [Axis]: Unum Group 7.25%, 3/15/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 69,524
Rate of interest	7.25%
Investment, Identifier [Axis]: VMware Inc. 1.4%, 8/15/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 312,012
Rate of interest	1.40%
Investment, Identifier [Axis]: Vanguard Retirement Income Trust | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 105,095,687
Investment, Identifier [Axis]: Vanguard Target 2020 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	135,772,421
Investment, Identifier [Axis]: Vanguard Target 2025 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	283,517,992
Investment, Identifier [Axis]: Vanguard Target 2030 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	476,058,982
Investment, Identifier [Axis]: Vanguard Target 2035 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	515,456,627
Investment, Identifier [Axis]: Vanguard Target 2040 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	509,241,758
Investment, Identifier [Axis]: Vanguard Target 2045 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	458,092,122
Investment, Identifier [Axis]: Vanguard Target 2050 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	337,285,129
Investment, Identifier [Axis]: Vanguard Target 2055 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	224,112,201
Investment, Identifier [Axis]: Vanguard Target 2060 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	107,507,205
Investment, Identifier [Axis]: Vanguard Target 2065 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49,536,886
Investment, Identifier [Axis]: Vanguard Target 2070 | Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,379,386
Investment, Identifier [Axis]: Vanguard Treasury Money Market Fund | Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	306,009,007
Investment, Identifier [Axis]: Verizon Communi cations Inc. 1.75%, 1/20/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 44,403
Rate of interest	1.75%
Investment, Identifier [Axis]: Verizon Communications Inc. 2.55%, 3/21/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 345,104
Rate of interest	2.55%
Investment, Identifier [Axis]: Vodafone Group PLC. 7.0%, 4/04/79 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 936,319
Rate of interest	7.00%
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 4.5%, 8/20/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,785
Rate of interest	4.50%
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 4.61%, 7/21/31 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 167,977
Rate of interest	4.61%
Investment, Identifier [Axis]: Volkswagen Auto Loan Enhanced Trust 4.63%, 7/20/29 | Separately managed account, Secured Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 393,105
Rate of interest	4.63%
Investment, Identifier [Axis]: Wells Fargo & Co. 2.393%, 6/02/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 127,273
Rate of interest	2.393%
Investment, Identifier [Axis]: Wells Fargo & Co. 2.572%, 2/11/31 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 146,318
Rate of interest	2.572%
Investment, Identifier [Axis]: Wells Fargo & Co. 2.879%, 10/30/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 157,768
Rate of interest	2.879%
Investment, Identifier [Axis]: Wells Fargo & Co. 3.35%, 3/02/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 56,665
Rate of interest	3.35%
Investment, Identifier [Axis]: Wells Fargo & Co. 4.1%, 6/03/26 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 461,509
Rate of interest	4.10%
Investment, Identifier [Axis]: Wells Fargo & Co. 4.3%, 7/22/27 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 572,818
Rate of interest	4.30%
Investment, Identifier [Axis]: Wells Fargo & Co. 4.897%, 7/25/33 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 388,791
Rate of interest	4.897%
Investment, Identifier [Axis]: Wells Fargo & Co. 4.9%, 1/24/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 329,532
Rate of interest	4.90%
Investment, Identifier [Axis]: Wells Fargo & Co. 5.198%, 1/23/30 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 489,488
Rate of interest	5.198%
Investment, Identifier [Axis]: Wells Fargo & Co. 5.389%, 4/24/34 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 315,139
Rate of interest	5.389%
Investment, Identifier [Axis]: Wells Fargo & Co. 5.707%, 4/22/28 | Separately managed account, Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 433,288
Rate of interest	5.707%